Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Stock Incentive Plans [Abstract]
Schedule of stock-based compensation expense
	Year Ended December 31,
(In thousands)	2013	2014
Research and development	$53	$48
General and administrative	82	229
Total	$135	$277

Schedule of stock option activity
	Year Ended December 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46	284,829	$39.46
Issued	-	-	1,039,000	1.07
Forfeited/Expired	-	-	(239,723)	18.02
Outstanding on December 31	284,829	$39.46	1,084,106	$5.52
Exercisable as of December 31	246,559	$45.28	179,106	$28.06

Schedule of summary of additional information on stock options outstanding
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.82	20,000	4.80	$0.82	10,000	$0.82
$1.07	1,019,000	8.49	1.07	124,000	1.07
$2.00 - $2.20	2,500	6.70	2.20	2,500	2.20
$11.60 - $50.00	10,500	3.44	47.60	10,500	47.60
$50.00 - $90.80	10,500	3.40	87.60	10,500	87.60
$127.60 - $207.60	21,500	3.40	158.30	21,500	158.30
$420.00 - $588.80	106	2.10	526.40	106	526.40
Totals	1,084,106	8.23	$5.52	179,106	$28.06
Weighted-Average Exercisable Remaining Contractual Life (Years)					4.44